UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022

13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400

Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York          August 12, 2009
----------------------          ----------------------        ---------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    $9,877
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
1    28-12204                 Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
                                                            June 30, 2009

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6       COL 7       COLUMN 8

                                                            Market
                                                            Value     Shrs or  Sh/ Put/
Name of Issuer                Title of Class   Cusip       (X 1000)   Pn  Amt  Pn  Call     Investment     Other   Voting Authority
--------------                --------------   -----       --------   --  ---  --  ----     ----------     -----   ----------------
BAIDU INC                     SPON ADR REP A    56752108      753        2,500 SH         SHARED-DEFINED    1            2,500
MELCO CROWN ENTMT LTD         ADR              585464100    2,805      623,331 SH         SHARED-DEFINED    1          623,331
YINGLI GREEN ENERGY HLDG CO   ADR              98584B103    3,139      231,639 SH         SHARED-DEFINED    1          231,639
LG DISPLAY CO LTD             SPONS ADR REP    50186V102    3,180      254,600 SH         SHARED-DEFINED    1          254,600

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